Note 5 - Accrued Liabilities (Details) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued professional fees	$ 269	$ 117		$ 15
Accrued vacation	97	86		81
Accrued interest	14			237
Accrued loan balloon payment				76
Accrued loan restructuring fees				27
Accrued severence pay				59
Other accruals	32	20		21
Total accrued liabilities	$ 583	$ 223	[1]	$ 516

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.